RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
Accrued restructuring costs by type of cost and initiative

As of March 31, 2014 and December 31, 2013, accrued restructuring costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease and contract termination costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2014	$52	$—	$60	$1	$113
2014 charges for 2013 and prior initiatives	33	2	4	2	41
Reversal of reserves no longer required	(4)	—	—	—	(4)
2014 payments for 2013 and prior initiatives	(17)	(2)	(3)	(2)	(24)

Accrued liabilities as of March 31, 2014	$64	$—	$61	$1	$126

(1)
The workforce reduction reserves relate to the termination of 483 positions, of which 415 positions had not been terminated as of March 31, 2014.

(2)
Accrued liabilities by initiatives were as follows (dollars in millions):

	March 31, 2014	December 31, 2013
2012 and prior initiatives	$83	$95
2013 initiatives	43	18

Total	$126	$113

As of December 31, 2013, 2012 and 2011, accrued restructuring, impairment and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable contract costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2011	$36	$1	$7	$5	$49
2011 charges for 2010 and prior initiatives	4	2	10	7	23
2011 charges for 2011 initiatives	87	—	1	1	89
Reversal of reserves no longer required	(5)	—	—	—	(5)
2011 payments for 2010 and prior initiatives	(26)	(3)	(1)	(8)	(38)
2011 payments for 2011 initiatives	(13)	—	—	(1)	(14)
Net activity of discontinued operations	—	—	—	(2)	(2)
Foreign currency effect on liability balance	(10)	—	—	—	(10)

Accrued liabilities as of December 31, 2011	73	—	17	2	92
2012 charges for 2011 and prior initiatives	9	5	—	10	24
2012 charges for 2012 initiatives	64	—	—	5	69
Reversal of reserves no longer required	(15)	—	—	(1)	(16)
2012 payments for 2011 and prior initiatives	(31)	(6)	(2)	(11)	(50)
2012 payments for 2012 initiatives	(12)	—	—	(6)	(18)
Foreign currency effect on liability balance	2	1	—	1	4

Accrued liabilities as of December 31, 2012	90	—	15	—	105
2013 charges for 2012 and prior initiatives	32	16	53	20	121
2013 charges for 2013 initiatives	28	—	—	8	36
Reversal of reserves no longer required	(22)	—	(4)	—	(26)
2013 payments for 2012 and prior initiatives	(66)	(16)	(3)	(19)	(104)
2013 payments for 2013 initiatives	(10)	—	—	(8)	(18)
Net activity of discontinued operations	—	—	(3)	—	(3)
Foreign currency effect on liability balance	—	—	2	—	2

Accrued liabilities as of December 31, 2013	$52	$—	$60	$1	$113

(1)
The total workforce reduction reserves of $52 million relate to the termination of 403 positions, of which 324 positions had not been terminated as of December 31, 2013.

(2)
Accrued liabilities remaining at December 31, 2013 and 2012 by year of initiatives were as follows (dollars in millions):

	December 31,
	2013	2012
2011 initiatives and prior	$74	$52
2012 initiatives	21	53
2013 initiatives	18	—

Total	$113	$105

Accrued liabilities by initiative
Accrued liabilities by initiatives were as follows (dollars in millions):

	March 31, 2014	December 31, 2013
2012 and prior initiatives	$83	$95
2013 initiatives	43	18

Total	$126	$113

Accrued liabilities remaining at December 31, 2013 and 2012 by year of initiatives were as follows (dollars in millions):

	December 31,
	2013	2012
2011 initiatives and prior	$74	$52
2012 initiatives	21	53
2013 initiatives	18	—

Total	$113	$105

Details with respect to reserves for restructuring, impairment and plant closing costs, provided by segment and initiative

Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate and Other	Total
Accrued liabilities as of January 1, 2014	$9	$10	$12	$68	$2	$3	$9	$113
2014 charges for 2013 and prior initiatives	—	23	7	6	3	—	2	41
Reversal of reserves no longer required	—	—	(3)	—	—	—	(1)	(4)
2014 payments for 2013 and prior initiatives	(1)	(1)	(9)	(10)	(1)	—	(2)	(24)
Foreign currency effect on liability balance	—	—	—	1	(1)	—	—	—

Accrued liabilities as of March 31, 2014	$8	$32	$7	$65	$3	$3	$8	$126

Current portion of restructuring reserves	$3	$32	$7	$12	$3	$3	$8	$68
Long-term portion of restructuring reserves	5	—	—	53	—	—	—	58

Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate and other	Total
Accrued liabilities as of January 1, 2011	$—	$1	$2	$25	$8	$8	$5	$49
2011 charges for 2010 and prior initiatives	—	—	—	14	7	—	2	23
2011 charges for 2011 initiatives	—	—	21	65	3	—	—	89
Reversal of reserves no longer required	—	—	(1)	(4)	—	—	—	(5)
2011 payments for 2010 and prior initiatives	—	—	(1)	(18)	(13)	—	(6)	(38)
2011 payments for 2011 initiatives	—	—	(7)	(5)	(2)	—	—	(14)
Net activity of discontinued operations	—	—	—	—	—	(2)	—	(2)
Foreign currency effect on liability balance	—	—	(2)	(8)	—	—	—	(10)

Accrued liabilities as of December 31, 2011	—	1	12	69	3	6	1	92
2012 charges for 2011 and prior initiatives	—	1	4	14	4	—	1	24
2012 charges for 2012 initiatives	38	—	30	—	—	—	1	69
Reversal of reserves no longer required	—	—	—	(16)	—	—	—	(16)
2012 payments for 2011 and prior initiatives	—	(2)	(15)	(27)	(5)	—	(1)	(50)
2012 payments for 2012 initiatives	(12)	—	(6)	—	—	—	—	(18)
Foreign currency effect on liability balance	1	—	2	2	(1)	—	—	4

Accrued liabilities as of December 31, 2012	27	—	27	42	1	6	2	105
2013 charges for 2012 and prior initiatives	5	—	38	73	4	—	1	121
2013 charges for 2013 initiatives	—	18	—	1	—	—	17	36
Reversal of reserves no longer required	(9)	—	(8)	(9)	—	—	—	(26)
2013 payments for 2012 and prior initiatives	(14)	—	(45)	(41)	(3)	—	(1)	(104)
2013 payments for 2013 initiatives	—	(7)	—	—	(1)	—	(10)	(18)
Net activity of discontinued operations	—	—	—	—	—	(3)	—	(3)
Foreign currency effect on liability balance	—	(1)	—	2	1	—	—	2

Accrued liabilities as of December 31, 2013	$9	$10	$12	$68	$2	$3	$9	$113

Current portion of restructuring reserves	$4	$10	$12	$15	$2	$3	$9	$55
Long-term portion of restructuring reserve	5	—	—	53	—	—	—	58

Cash and noncash restructuring charges by initiative

Details with respect to cash and noncash restructuring charges for the three months ended March 31, 2014 and 2013 by initiative are provided below (dollars in millions):

Three months ended March 31, 2014
Cash charges:
2014 charges for 2013 and prior initiatives	$41
Pension related charges	1
Reversal of reserves no longer required	(4)
Non-cash charges	1

Total 2014 Restructuring, Impairment and Plant Closing Costs	$39

Three months ended March 31, 2013
Cash charges:
2013 charges for 2012 and prior initiatives	$44
2013 charges for 2013 initiatives	2
Pension related charges	4
Reversal of reserves no longer required	(7)
Non-cash charges	1

Total 2013 Restructuring, Impairment and Plant Closing Costs	$44

Details with respect to cash and noncash restructuring charges for the years ended December 31, 2013, 2012 and 2011 by initiative are provided below (dollars in millions):

Cash charges:
2013 charges for 2012 and prior initiatives	$121
2013 charges for 2013 initiatives	36
Reversal of reserves no longer required	(26)
Pension-related charges	7
Non-cash charges	13

Total 2013 Restructuring, Impairment and Plant Closing Costs	$151

Cash charges:
2012 charges for 2011 and prior initiatives	$24
2012 charges for 2012 initiatives	69
Reversal of reserves no longer required	(16)
Non-cash charges	15

Total 2012 Restructuring, Impairment and Plant Closing Costs	$92

Cash charges:
2011 charges for 2010 and prior initiatives	$23
2011 charges for 2011 initiatives	89
Reversal of reserves no longer required	(5)
Non-cash charges	60

Total 2011 Restructuring, Impairment and Plant Closing Costs	$167